Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash Flow Information [Abstract]
Summary of Investing Activities with Partial Cash Payments

28(a) Investing activities with partial cash payments

(i)Purchase of PPE	For the year end December 31,
	2020	2019
	US$’000	US$’000
Acquisition of property, plant and equipment	16,696	3,406
Add: Payable for PPE or CIP - Opening	355	213
Less: Payable for PPE or CIP - Ending	(196)	(355)
Less: Prepayment for PPE & CIP - Opening	(2,388)	(210)
Add: Prepayment for PPE & CIP - Ending	70	2,388
Less: acquisition by means of a lease	—	—
Cash paid during the year	14,537	5,442

(ii)Purchase of investment properties	For the year end December 31,
2020
US$’000
Acquisition of investment properties	5,197
Less: acquisition by assuming directly related liabilities	(3,375)
Less: noncash other operating income	(60)
Cash paid during the year	1,762

Summary of Reconciliation of Liabilities Arising from Financing Activities

28(b) Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2019	24,814	90	24,904
Recognized on adoption of IFRS 16	—	2,651	2,651
Changes in cash flows	(14,462)	(426)	(14,888)
Foreign exchange adjustments	1,004	29	1,033
Acquisition lease	—	476	476
Other changes	—	8	8
Balance at December 31, 2019	11,356	2,828	14,184
Changes in cash flows	1,869	(586)	1,283
Foreign exchange adjustments	556	48	604
Acquisition lease	—	38	38
Other changes	—	6	6
Balance at December 31, 2020	13,781	2,334	16,115